Fair Value & Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2025
Fair Value and Financial Instruments [Abstract]
Summary of Financial Assets	The following table includes the Group's financial instruments as of the periods presented:

	June 30, 2025	December 31, 2024
Cash and cash equivalents	$23,743	$5,990
Trade receivables, net	334,382	234,421
Other non-current assets	13,904	6,270
Other non-current liabilities	(18,602)	(5,384)
Other current liabilities(a)	(371,019)	(298,098)
Derivative financial instruments at fair value	(633,147)	(710,347)
Leases	(83,707)	(44,600)
Borrowings	(2,728,158)	(1,718,974)
Total	$(3,462,604)	$(2,530,722)
(a)Includes accrued expenses, net revenue clearing, and revenue to be distributed. Excludes asset retirement obligations.

Summary of Financial Liabilities	The following table includes the Group's financial instruments as of the periods presented:

	June 30, 2025	December 31, 2024
Cash and cash equivalents	$23,743	$5,990
Trade receivables, net	334,382	234,421
Other non-current assets	13,904	6,270
Other non-current liabilities	(18,602)	(5,384)
Other current liabilities(a)	(371,019)	(298,098)
Derivative financial instruments at fair value	(633,147)	(710,347)
Leases	(83,707)	(44,600)
Borrowings	(2,728,158)	(1,718,974)
Total	$(3,462,604)	$(2,530,722)
(a)Includes accrued expenses, net revenue clearing, and revenue to be distributed. Excludes asset retirement obligations.